Cover	Dec. 27, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2024
Entity File Number	001-41432
Entity Registrant Name	SK Growth Opportunities Corporation
Entity Central Index Key	0001912461
Entity Tax Identification Number	98-1643582
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	228 Park Avenue S #96693
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	917
Local Phone Number	599-1622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SKGRU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	SKGR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SKGRW
Security Exchange Name	NASDAQ